Share-based payments (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangements [Abstract]
Summary of Number and Weighted Average Exercise Prices of Share Options	Set out below are summaries of MIP Grant Options and MIP Performance Options granted under the plan:

	2023			2022
	Average exercise price per share option (in €)	Number of MIP Grant Options	Number of MIP performance options	Average exercise price per share option (in €)	Number of MIP Grant Options	Number of MIP Performance Options
As at January 1	0.12	1,329,213	1,329,213	—	—	—
Granted during the period	—	—	—	0.12	1,329,213	1,329,213
Exercised during the period	—	—	—	—	—	—
Forfeited during the period	—	—	—	—	—	—
As at September 30	0.12	1,329,213	1,329,213	0.12	1,329,213	1,329,213
Vested and exercisable at September 30	0.12	1,329,213	996,910	—	—	—
Set out below is a summary of LTIP Performance Options granted under the plan:

2023
	Average exercise price per LTIP Performance Option (in €)	Number of LTIP Performance Options
As at January 1	—	—
Granted during the period	0.12	3,059,955
Exercised during the period	—	—
Forfeited during the period	—	—
As at September 30	0.12	3,059,955
Vested and exercisable at September 30	—	—

Summary of Range of Exercise Prices of Outstanding Share Options
Share options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Expiry date	Exercise price (in €)	Share options September 30, 2023
MIP Grant Options	May 14, 2022	September 17, 2033	0.12	1,329,213
MIP Performance Options	May 14, 2022	May 13, 2032	0.12	996,910
MIP Performance Options (modified)	May 14, 2022	April 29, 2034	0.12	332,303
Total				2,658,426
LTIP Performance Options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Vesting date	Expiry date	Exercise price (in €)	Number of options September 30, 2023
LTIP Performance Options (2022)	April 12, 2023	April 12, 2025	April 12, 2032	0.12	1,039,222
LTIP Performance Options (2023)	January 1, 2023	April 12, 2026	April 12, 2033	0.12	2,020,733

Disclosure of number and weighted average exercise prices of other equity instruments
Set out below are summaries of the number of RSUs granted under the plan:

	2023
	Employees	Eligible directors
As at January 1	—	—
Granted during the period	189,201	666,968
Forfeited during the period	—	—
Vested and issued during the period	—	(666,968)
As at September 30	189,201	—
Vested and exercisable at September 30	—	—